Other intangible assets	12 Months Ended
Dec. 31, 2022
Other intangible assets
22 Other intangible assets
	2022			2021
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(25)	0	25	(25)	0
Client relationships	29	(9)	20	31	(7)	24
Other	5	(3)	2	5	(3)	2
Total amortizing other intangible assets	59	(37)	22	61	(35)	26
Non-amortizing other intangible assets	436	–	436	250	–	250
of which mortgage servicing rights, at fair value	403	–	403	224	–	224
Total other intangible assets	495	(37)	458	311	(35)	276
Additional information
in	2022	2021	2020
Aggregate amortization and impairment (CHF million)
Aggregate amortization	4	8	6
Impairment	0	0	2
Estimated amortization
Estimated amortization (CHF million)
2023	3
2024	3
2025	2
2026	2
2027	2

Bank
Other intangible assets
21 Other intangible assets
	2022			2021
end of	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount	Gross carrying amount	Accumu- lated amorti- zation	Net carrying amount
Other intangible assets (CHF million)
Trade names/trademarks	25	(25)	0	25	(25)	0
Client relationships	29	(9)	20	31	(7)	24
Other	5	(3)	2	5	(3)	2
Total amortizing other intangible assets	59	(37)	22	61	(35)	26
Non-amortizing other intangible assets	430	–	430	250	–	250
of which mortgage servicing rights, at fair value	403	–	403	224	–	224
Total other intangible assets	489	(37)	452	311	(35)	276
Additional information
in	2022	2021	2020
Aggregate amortization and impairment (CHF million)
Aggregate amortization	4	8	6
Impairment	0	0	2
Estimated amortization
Estimated amortization (CHF million)
2023	3
2024	3
2025	2
2026	2
2027	2